Intangible assets and Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets [Abstract]
Intangible assets and Goodwill	Intangible assets and Goodwill

	Goodwill	Acquired IP	Computer Software	Patents	Total
	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2020	173	—	85	150	408
Additions	—	2,543	13	—	2,556
Additions on Acquisition	5,887	36,078	—	—	41,965
Foreign Currency Translation	(75)	(567)	—	—	(642)
At December 31, 2021	5,985	38,054	98	150	44,287
Additions	—	—	53	—	53
Foreign Currency Translation	336	2,055	—	—	2,391
At December 31, 2022	6,321	40,109	151	150	46,731
Accumulated Amortisation
At December 31, 2020	—	—	66	30	96
Amortisation Charge- R&D Expenses	—	1,877	—	15	1,892
Amortisation Charge- G&A Expenses	—	—	11	—	11
Foreign Currency Translation	—	(27)	—	—	(27)
At December 31, 2021	—	1,850	77	45	1,972
Amortisation Charge- R&D Expenses	—	4,611	16	15	4,642
Amortisation Charge- G&A Expenses	—	—	3	—	3
Foreign Currency Translation	—	191	—	—	191
At December 31, 2022	—	6,652	96	60	6,808
Carrying Value
At December 31, 2022	6,321	33,457	55	90	39,923
At December 31, 2021	5,985	36,204	21	105	42,315
Acquired IP- GT Apeiron collaboration
On July 1, 2021 the Group entered into a joint operation with GTA in order to build a sustainable pipeline of high-value, best in class therapeutics. As part of this arrangement the pre-existing collaboration arrangement between the two parties was terminated, the Group made a payment of £1,448,000 and waived the rights to 30% of the shares in GTA that became receivable following the achievement of a milestone on the pre-existing collaboration agreement (see note 5), with the total fair value of these amounts of £2,543,000 capitalised as an acquired IP intangible at that date. The intangible relates to the IP in the pre-existing collaboration target that the group gained joint control of as a result of its participation in the joint operation.
No amortisation charge has been recognised in relation to the IP during the period and as such the asset was reviewed for impairment on December 31, 2022. A value in use assessment was performed in order to determine that the asset's recoverable amount is in excess of its carrying amount. A discounted
14.Intangible assets and Goodwill (continued)
Acquired IP- GT Apeiron collaboration (continued)
cashflow methodogy was utilised, with key assumptions relating to the duration of and total costs relating to each phase of the drug development, the costs of completing clinical trials and obtaining certain regulatory approvals, and product sales volumes and the time period to patent expiry once regulatory approvals have been achieved. A probability of success was then applied to each phase of the drug development in order to reflect the possibility that the drug may not be successfully commercialised. Cashflows determined by the model were then discounted to present value using a discount rate of 12%.
Cashflows were projected over a 15 year period, with the period in question deemed appropriate based on the time taken to design, develop, and commercialise drugs through to patent expiry once regulatory approvals have been achieved. The assumptions are based from industry literature and, where possible, the Group's experience of developing similar drug candidates. No impairment was noted.
Goodwill and acquired IP- Allcyte acquisition
On August 18, 2021 the Group acquired intellectual property with a fair value of £36,078,000 relating to the pharmacoscopy technology utilised by Allcyte as part of the acquisition of that company. The IP is being amortised over a period of 8 years from the acquisition date. No indicators of impairment were noted in relation to the pharmacoscopy IP as at December 31, 2022.
Goodwill totalling £5,887,000 was also acquired as part of that acquisition, representing the additional value expected to be derived by the Group from the acquisition, as well as the assembled workforce. See note 28 for further details regarding the business combination made during the year ended December 31, 2021.
As identified in note 3 the Group only has one CGU, relating to its drug discovery activities, during the year ended December 31, 2022. An impairment review was performed in relation to the goodwill and pharmacoscopy IP as at December 31, 2022 by comparing the recoverable amount of the CGU to its carrying value using a value in use model. A discounted cashflow methodology was utilised, with key assumptions relating to the number of internal and partnership programs delivered by the Group, the duration of and total costs relating to each phase of the drug development, the costs of completing clinical trials and obtaining certain regulatory approvals, and product sales volumes and the time period to patent expiry once regulatory approvals have been achieved. A probability of success was then applied to each phase of the drug development in order to reflect the possibility that the drug may not be successfully commercialised. Other key inputs relate to costs incurred relating to other operational and administrative overheads and capital expenditure. Cashflows were projected over a 15 year period, with the period in question deemed appropriate based on the time taken to design, develop, and commercialise drugs through to patent expiry once regulatory approvals have been achieved. A terminal value growth rate of 2.5% was applied thereafter.
Cashflows determined by the model were then discounted to present value using a discount rate of 12%. The assumptions are based from industry literature and, where possible, the Group's experience of developing drug candidates. No impairment was noted as a result of this review. Sensitivity analysis was performed in order to determine whether reasonable changes in significant assumptions would lead to the carrying value exceeding its recoverable amount, this showed no reasonably possible change that would result in an impairment
14.Intangible assets and Goodwill (continued)
Goodwill- Kinetic Discovery acquisition
Goodwill amounting to £173,000 arose on the acquisition of Kinetic Discovery Limited on November 23, 2018. No impairment review was performed at December 31, 2022 given the value of this goodwill is deemed to be immaterial.